SCHEDULE OF CONCENTRATIONS OF CREDIT RISK (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)		Dec. 31, 2022 HKD ($)	Dec. 31, 2024 HKD ($)
Total revenues	$ 1,255	$ 9,748	$ 21,939		$ 19,277
Customer A [Member]
Total revenues	229	1,771		[1]	3,120
Customer B [Member]
Total revenues	208	1,619
Total Customers			10,121
Customer C [Member]
Total revenues			7,316
Loans to customers and receivables from customers			7,316
Customer D [Member]
Total revenues			2,299
Customer E [Member]
Total revenues					$ 2,391
Customer F [Member]
Loans to customers and receivables from customers	765		7,066			5,939
Customer G [Member]
Loans to customers and receivables from customers	530			[2]		4,120
Customer H [Member]
Loans to customers and receivables from customers	382			[2]		2,966
Customer I [Member]
Loans to customers and receivables from customers	356			[2]		2,765
Customer J [Member]
Loans to customers and receivables from customers			7,457
Customer K [Member]
Total Customers	681		11,921			5,289
Customer L [Member]
Total Customers	$ 154			[2]		1,199
Customer M [Member]
Total Customers			$ 8,772

[1]	Less than 10%
[2]	Less than 10%